Supplement Dated December 16, 2025

To The Prospectus Dated April 28, 2025

JNL Series Trust

(The “Trust”)

Please note that the changes may apply to your variable annuity and/or variable life product(s).

Proposed Reorganization of JNL/AB Sustainable Global Thematic Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/AB Sustainable Global Thematic Fund (the “AB Fund”) into the JNL/Loomis Sayles Global Growth Fund (the “Loomis Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the AB Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the AB Fund’s assets and liabilities will be transferred to the Loomis Fund in return for shares of the Loomis Fund having an aggregate net asset value equal to the AB Fund’s net assets as of the Closing Date. These Loomis Fund shares will be distributed pro rata to shareholders of the AB Fund in exchange for their fund shares. Current AB Fund shareholders will thus become shareholders of the Loomis Fund and receive shares of the Loomis Fund with a total net asset value equal to that of their shares of the AB Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the AB Fund.

The AB Fund and the Loomis Fund have the same investment objectives, similar fundamental policies, and similar principal investment strategies and risk profiles, though there are some notable differences. A full description of the Loomis Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the AB Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Loomis Fund, nor is it a solicitation of any proxy. For more information regarding the Loomis Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/American Funds Capital World Bond Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/American Funds Capital World Bond Fund (the “AF Fund”) into the JNL/Neuberger Berman Strategic Income Fund (the “NB Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the AF Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the AF Fund’s assets and liabilities will be transferred to the NB Fund in return for shares of the NB Fund having an aggregate net asset value equal to the AF Fund’s net assets as of the Closing Date. These NB Fund shares will be distributed pro rata to shareholders of the AF Fund in exchange for their fund shares. Current AF Fund shareholders will thus become shareholders of the NB Fund and receive shares of the NB Fund with a total net asset value equal to that of their shares of the AF Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the AF Fund.

The AF Fund and the NB Fund have different investment objectives and principal investment strategies. In addition, the AF Fund and NB have similar fundamental policies and risk profiles, but there are also differences. A full description of the NB Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the AF Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the NB Fund, nor is it a solicitation of any proxy. For more information regarding the NB Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/AQR Large Cap Defensive Style Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/AQR Large Cap Defensive Style Fund (the “AQR Fund”) into the JNL/DFA U.S. Core Equity Fund (the “DFA Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the AQR Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the AQR Fund’s assets and liabilities will be transferred to the DFA Fund in return for shares of the DFA Fund having an aggregate net asset value equal to the AQR Fund’s net assets as of the Closing Date. These DFA Fund shares will be distributed pro rata to shareholders of the AQR Fund in exchange for their fund shares. Current AQR Fund shareholders will thus become shareholders of the DFA Fund and receive shares of the DFA Fund with a total net asset value equal to that of their shares of the AQR Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the AQR Fund.

The AQR Fund and the DFA Fund have different investment objectives and principal investment strategies. In addition, the AQR Fund and DFA Fund have the same fundamental policies. The risk profiles of the AQR Fund and DFA Fund are similar, but there are also differences. A full description of the DFA Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the AQR Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the DFA Fund, nor is it a solicitation of any proxy. For more information regarding the DFA Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Invesco Global Growth Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Invesco Global Growth Fund (the “Invesco Fund”) into the JNL/Loomis Sayles Global Growth Fund (the “Loomis Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Invesco Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Invesco Fund’s assets and liabilities will be transferred to the Loomis Fund in return for shares of the Loomis Fund having an aggregate net asset value equal to the Invesco Fund’s net assets as of the Closing Date. These Loomis Fund shares will be distributed pro rata to shareholders of the Invesco Fund in exchange for their fund shares. Current Invesco Fund shareholders will thus become shareholders of the Loomis Fund and receive shares of the Loomis Fund with a total net asset value equal to that of their shares of the Invesco Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Invesco Fund.

The Invesco Fund and the Loomis Fund have different investment objectives but employ similar principal investment strategies in seeking to achieve those objectives, though there are some notable differences. In addition, the fundamental policies and risk profiles of the Invesco Fund and Loomis Fund are similar, but there are also differences. A full description of the Loomis Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Invesco Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Loomis Fund, nor is it a solicitation of any proxy. For more information regarding the Loomis Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/JPMorgan Global Allocation Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/JPMorgan Global Allocation Fund (the “JPMorgan Fund”) into the JNL/BlackRock Global Allocation Fund (the “BlackRock Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the JPMorgan Fund and its shareholders, the JPMorgan Fund shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the JPMorgan Fund’s assets and liabilities will be transferred to the BlackRock Fund in return for shares of the BlackRock Fund having an aggregate net asset value equal to the JPMorgan Fund’s net assets as of the Closing Date. These BlackRock Fund shares will be distributed pro rata to shareholders of the JPMorgan Fund in exchange for their fund shares. Current JPMorgan Fund shareholders will thus become shareholders of the BlackRock Fund and receive shares of the BlackRock Fund with a total net asset value equal to that of their shares of the JPMorgan Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the JPMorgan Fund.

The JPMorgan Fund and the BlackRock Fund have different investment objectives but employ similar principal investment strategies in seeking to achieve those objectives, though there are differences. In addition, the JPMorgan Fund and BlackRock Fund have the same fundamental policies. The risk profiles of the JPMorgan Fund and BlackRock Fund are similar, but there are also differences. A full description of the BlackRock Fund and the terms of the Reorganization will be contained in an information statement/prospectus, which is expected to be mailed to shareholders of the JPMorgan Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the BlackRock Fund, nor is it a solicitation of any proxy. For more information regarding the BlackRock Fund or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/Lazard International Quality Growth Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Lazard International Quality Growth Fund (the “Lazard Fund”) into the JNL/William Blair International Leaders Fund (the “William Blair Fund”), each a series of the Trust (the “Reorganization”).

Because applicable legal requirements do not require shareholder approval of the Reorganization and because the Board has determined that the Reorganization is in the best interests of the Lazard Fund and its shareholders, the Lazard Fund shareholders are not being asked to vote on the Reorganization. It is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”).

Under the terms of the proposed Plan of Reorganization, the Lazard Fund’s assets and liabilities will be transferred to the William Blair Fund in return for shares of the William Blair Fund having an aggregate net asset value equal to the Lazard Fund’s net assets as of the Closing Date. These William Blair Fund shares will be distributed pro rata to shareholders of the Lazard Fund in exchange for their fund shares. Current Lazard Fund shareholders will thus become shareholders of the William Blair Fund and receive shares of the William Blair Fund with a total net asset value equal to that of their shares of the Lazard Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Lazard Fund.

The Lazard Fund and the William Blair Fund have the same investment objectives and similar principal investment strategies and risk profiles, though there are some notable differences. In addition, the Lazard Fund and William Blair Fund have the same fundamental policies. A full description of the William Blair Fund and the terms of the Reorganization will be contained in an information statement/prospectus, which is expected to be mailed to shareholders of the Lazard Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the William Blair Fund, nor is it a solicitation of any proxy. For more information regarding the William Blair Fund or to receive a free copy of an information statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The information statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the information statement/prospectus carefully before making any investment decisions.

Additionally, under a separate proposal, the Board approved changes in investment strategy, sub-adviser, and name for the William Blair Fund, effective on or about April 27, 2026. For additional information, please refer to the section below entitled "Sub-Adviser Additions, Investment Strategy Change, and Name Change for the JNL/William Blair International Leaders Fund.”

Proposed Reorganization of JNL/Morningstar PitchBook Listed Private Equity Index Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/Morningstar PitchBook Listed Private Equity Index Fund (the “Morningstar Fund”) into the JNL/Mellon Financial Sector Fund (the “Mellon Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Morningstar Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Morningstar Fund’s assets and liabilities will be transferred to the Mellon Fund in return for shares of the Mellon Fund having an aggregate net asset value equal to the Morningstar Fund’s net assets as of the Closing Date. These Mellon Fund shares will be distributed pro rata to shareholders of the Morningstar Fund in exchange for their fund shares. Current Morningstar Fund shareholders will thus become shareholders of the Mellon Fund and receive shares of the Mellon Fund with a total net asset value equal to that of their shares of the Morningstar Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Morningstar Fund.

The Morningstar Fund and the Mellon Fund have different investment objectives and principal investment strategies. In addition, the Morningstar Fund and Mellon Fund have similar fundamental policies and risk profiles, but there are also differences. A full description of the Mellon Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Morningstar Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Mellon Fund, nor is it a solicitation of any proxy. For more information regarding the Mellon Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/T. Rowe Price Balanced Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/T. Rowe Price Balanced Fund (the “Balanced Fund”) into the JNL/T. Rowe Price Capital Appreciation Fund (the “Capital Appreciation Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the Balanced Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the Balanced Fund’s assets and liabilities will be transferred to the Capital Appreciation Fund in return for shares of the Capital Appreciation Fund having an aggregate net asset value equal to the Balanced Fund’s net assets as of the Closing Date. These Capital Appreciation Fund shares will be distributed pro rata to shareholders of the Balanced Fund in exchange for their fund shares. Current Balanced Fund shareholders will thus become shareholders of the Capital Appreciation Fund and receive shares of the Capital Appreciation Fund with a total net asset value equal to that of their shares of the Balanced Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the Balanced Fund.

The Balanced Fund and the Capital Appreciation Fund have different investment objectives but employ similar principal investment strategies in seeking to achieve those objectives, though there are some notable differences. In addition, the Balanced Fund and Capital Appreciation Fund have similar fundamental policies and risk profiles, but there are also differences. A full description of the Capital Appreciation Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the Balanced Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Capital Appreciation Fund, nor is it a solicitation of any proxy. For more information regarding the Capital Appreciation Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/T. Rowe Price U.S. High Yield Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/T. Rowe Price U.S. High Yield Fund (the “T. Rowe Fund”) into the JNL/PPM America High Yield Bond Fund (the “PPM Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the T. Rowe Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the T. Rowe Fund’s assets and liabilities will be transferred to the PPM Fund in return for shares of the PPM Fund having an aggregate net asset value equal to the T. Rowe Fund’s net assets as of the Closing Date. These PPM Fund shares will be distributed pro rata to shareholders of the T. Rowe Fund in exchange for their fund shares. Current T. Rowe Fund shareholders will thus become shareholders of the PPM Fund and receive shares of the PPM Fund with a total net asset value equal to that of their shares of the T. Rowe Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the T. Rowe Fund.

The T. Rowe Fund and the PPM Fund have different investment objectives but employ similar principal investment strategies in seeking to achieve those objectives, though there are some notable differences. In addition, the T. Rowe Fund and PPM Fund have the same fundamental policies. The risk profiles of the T. Rowe Fund and PPM Fund are similar, but there are also differences. A full description of the PPM Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the T. Rowe Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the PPM Fund, nor is it a solicitation of any proxy. For more information regarding the PPM Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/WCM China Quality Growth Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/WCM China Quality Growth Fund (the “WCM Fund”) into the JNL Multi-Manager Emerging Markets Equity Fund (the “Multi-Manager Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the WCM Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the WCM Fund’s assets and liabilities will be transferred to the Multi-Manager Fund in return for shares of the Multi-Manager Fund having an aggregate net asset value equal to the WCM Fund’s net assets as of the Closing Date. These Multi-Manager Fund shares will be distributed pro rata to shareholders of the WCM Fund in exchange for their fund shares. Current WCM Fund shareholders will thus become shareholders of the Multi-Manager Fund and receive shares of the Multi-Manager Fund with a total net asset value equal to that of their shares of the WCM Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the WCM Fund.

The WCM Fund and the Multi-Manager Fund have the same investment objectives but employ different principal investment strategies in seeking to achieve those objectives. In addition, the WCM Fund and Multi-Manager Fund have similar fundamental policies and similar risk profiles, but there are also differences. A full description of the Multi-Manager Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the WCM Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Multi-Manager Fund, nor is it a solicitation of any proxy. For more information regarding the Multi-Manager Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Proposed Reorganization of JNL/WMC Global Real Estate Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the proposed reorganization of the JNL/WMC Global Real Estate Fund (the “WMC Fund”) into the JNL/Cohen & Steers U.S. Realty Fund (the “Cohen Fund”), each a series of the Trust (the “Reorganization”).

The Reorganization is subject to approval by the shareholders of the WMC Fund at a shareholders’ meeting expected to be held on March 25, 2026. If approved, it is expected that the Reorganization will take place on or about the close of business on April 24, 2026 (the “Closing Date”). No assurance can be given that the Reorganization will be approved by shareholders.

Under the terms of the proposed Plan of Reorganization, the WMC Fund’s assets and liabilities will be transferred to the Cohen Fund in return for shares of the Cohen Fund having an aggregate net asset value equal to the WMC Fund’s net assets as of the Closing Date. These Cohen Fund shares will be distributed pro rata to shareholders of the WMC Fund in exchange for their fund shares. Current WMC Fund shareholders will thus become shareholders of the Cohen Fund and receive shares of the Cohen Fund with a total net asset value equal to that of their shares of the WMC Fund at the time of Reorganization. Shareholders will not pay any sales charges in connection with the Reorganization.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders and is not expected to result in any material adverse federal income tax consequences to shareholders of the WMC Fund.

The WMC Fund and the Cohen Fund have different investment objectives but employ similar principal investment strategies in seeking to achieve those objectives, though there are some notable differences. In addition, the WMC Fund and Cohen Fund have similar fundamental policies and risk profiles, but there are also differences. A full description of the Cohen Fund and the terms of the proposed Reorganization will be contained in a proxy statement/prospectus, which is expected to be mailed to shareholders of the WMC Fund on or about February 19, 2026.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Cohen Fund, nor is it a solicitation of any proxy. For more information regarding the Cohen Fund or to receive a free copy of a proxy statement/prospectus relating to the Reorganization (once a registration statement relating to the Reorganization has been filed with the Securities and Exchange Commission (“SEC”) and has become effective) that contains important information about fees, expenses and risk considerations, please contact us at prospectusrequest@jackson.com. The proxy statement/prospectus will also be available for free on the SEC’s web site (www.sec.gov). Please read the proxy statement/prospectus carefully before making any investment decisions.

Fundamental Policy Changes, Investment Objective Change, Investment Strategy Change, and Name Change for the JNL/American Funds Global Small Capitalization Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved fundamental policy changes (“Policy Changes”) for the JNL/American Funds Global Small Capitalization Fund (the “Fund”), as well as changes to the Fund’s investment objective, investment strategy, and the Fund’s name (the “Other Fund Changes”). The Other Fund Changes are not subject to shareholder approval, but they are contingent upon shareholder approval of the Policy Changes. Shareholders will be sent a proxy statement containing additional information on the Policy Changes, along with a description of the Other Fund Changes.

The Policy Changes being proposed, along with the Other Fund Changes, will convert the Fund from a feeder fund in a master/feeder fund structure that invests exclusively in a single registered investment company referred to as a “master fund” to a fund of funds that will invest exclusively in Class I shares of three registered investment companies referred to as “underlying funds.” The name of the Fund will change to the JNL Multi-Manager Global Small Cap Fund. Jackson National Asset Management, LLC will continue to serve as the investment adviser to the Fund, but the Fund will no longer invest exclusively in the master fund or be subject to the same investment objective and restrictions as the master fund. The Fund, operating as a fund of funds, will be subject to the same investment objective and restrictions as the Underlying Funds in which it invests. Additionally, the Fund’s management fee and total expense ratio under the fund of funds structure will be lower than the management fee and total expense ratio under the current feeder-fund structure.

A full description of the Policy Changes, along with information regarding the Other Fund Changes, will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 19, 2026. Shareholders will be asked to consider and vote on the Policy Changes at a special meeting of shareholders expected to be held on March 25, 2026. If the Policy Changes are approved by shareholders, the Policy Changes and Other Fund Changes will become effective on or around April 27, 2026. No assurance can be given that the Policy Changes will be approved.

Fundamental Policy Change, Sub-Adviser Change, Investment Objective Change, Investment Strategy Change, and Name Change for the JNL/ClearBridge Large Cap Growth Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the elimination of a fundamental policy regarding diversification for the JNL/ClearBridge Large Cap Growth Fund (the “Fund”), subject to approval by shareholders (the “Policy Removal”), as well as a sub-adviser change, and changes to the Fund’s investment objective, investment strategy, and the Fund’s name (the “Other Fund Changes”). The Other Fund Changes are not subject to shareholder approval and are not contingent on shareholder approval of the Policy Removal. Shareholders will be sent a proxy statement containing additional information on the Policy Removal, along with a description of the Other Fund Changes.

The Policy Removal, if approved by shareholders, will convert the Fund from “diversified” to “non-diversified” as defined in the Investment Company Act of 1940, as amended (“1940 Act”). Under the 1940 Act, a non-diversified fund may invest in fewer securities, or in larger proportions of the securities of single companies or industries than “diversified” mutual funds. If the Policy Removal is approved by shareholders of the Fund, it will be implemented on or about April 27, 2026. Additionally, effective April 27, 2026, the Fund’s sub-adviser, ClearBridge Investments, LLC will be replaced with two new sub-advisers, FIAM LLC and J.P. Morgan Investment Management Inc., the name of the Fund will change to the JNL/Fidelity Institutional AM® & JPMorgan Large Cap Growth Fund, and its investment objective will change from seeking to achieve long-term growth to seeking long-term capital appreciation.

A full description of the Policy Removal, along with information regarding the Other Fund Changes will be contained in a proxy statement, which is expected to be mailed to shareholders of the Fund on or about February 19, 2026. Shareholders will be asked to consider and vote on the Policy Removal at a special meeting of shareholders expected to be held on March 25, 2026. If approved by shareholders, the Policy Removal will become effective on or around April 27, 2026. No assurance can be given that the Policy Removal will be approved. The Other Fund Changes are not contingent on shareholder approval of the Policy Removal and will become effective on or around April 27, 2026.

Sub-Adviser Change, Investment Objective Change, Investment Strategy Change, and Name Change for the JNL/Invesco Diversified Dividend Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved a sub-adviser change for the JNL/Invesco Diversified Dividend Fund (the “Fund”), a change to the Fund’s investment objective, a change to the Fund’s investment strategy, and a change in the Fund’s name. Shareholders will be sent an information statement containing additional information regarding the change of sub-adviser for the Fund in April 2026. Effective April 27, 2026, the Fund will be sub-advised by Massachusetts Financial Services Company (d/b/a MFS Investment Management), the name of the Fund will change to the JNL/MFS Equity Income Fund, and its investment objective will change from seeking long-term growth of capital, and secondarily, current income, to seeking total return through a combination of current income and capital appreciation. The changes in sub-adviser, investment objective, investment strategy, and Fund name are not subject to shareholder approval.

Sub-Adviser Appointment for the JNL Multi-Manager International Small Cap Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved the appointment of FIAM LLC (“FIAM”) as sub-adviser for a new strategy within the JNL Multi-Manager International Small Cap Fund (the “Fund”). Effective April 27, 2026, FIAM will provide day-to-day management for a new strategy within the Fund (the “FIAM Strategy”). In addition, the Board also approved the appointment of FMR Investment Management (UK) Limited (“FMR UK”) as a sub-sub-adviser to the FIAM Strategy. There are no changes to the other sub-advisers who manage additional strategies within the Fund as a result of the appointment of FIAM as sub-adviser and FMR UK as sub-sub-adviser to the Fund. Shareholders will be sent an information statement containing additional information regarding the sub-adviser appointment and sub-sub-adviser appointment for the FIAM Strategy within the Fund in April 2026. The sub-adviser appointment and sub-sub-adviser appointment are not subject to shareholder approval.

Sub-Adviser Appointments, Investment Strategy Change, and Name Change for the JNL/William Blair International Leaders Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved changes to the Fund name and investment strategy (“Fund Changes”) for the JNL/William Blair International Leaders Fund (the “Fund”). The Board also approved the appointment of three additional sub-advisers to the Fund: 1) Causeway Capital Management LLC (“Causeway”), 2) Lazard Asset Management LLC (“Lazard”) and 3) WCM Investment Management, LLC (“WCM”). The Fund’s current sub-adviser, William Blair Investment Management, LLC (“William Blair”), will also remain a sub-adviser to the Fund. Jackson National Asset Management, LLC will continue to serve as its investment adviser and administrator.

The Fund Changes will convert the Fund from a single sub-adviser structure to a multi-manager structure with four sub-advisers each providing the day-to-day management for their separate strategy of the Fund. There are no changes to the Fund’s advisory or administrative fees. The name of the Fund will change to the JNL Multi-Manager International Equity Fund.

Shareholders will be sent an information statement containing additional information regarding the Strategy Changes to the Fund in April 2026. The Fund Changes are not subject to shareholder approval and will become effective on or around April 27, 2026.

Investment Strategy Change and Name Change for the JNL Multi-Manager U.S. Select Equity Fund

On December 10-11, 2025, the Board of Trustees (the “Board”) of the Trust approved a change in investment strategy for the JNL Multi-Manager U.S. Select Equity Fund (the “Fund”) and a change in the Fund’s name (the “Fund Changes”). The name of the Fund will change to the JNL Multi-Manager Select Equity Fund. The Fund changes are not subject to shareholder approval and will become effective on or around April 27, 2026.

This Supplement is dated December 16, 2025